AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 95.3%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $43,482,566)	4,400,219	$48,710,420
Short-Term Investment — 3.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,703,810)	1,703,810	1,703,810

TOTAL INVESTMENTS—98.6% (cost $45,186,376)(wa)		50,414,230

Other assets in excess of liabilities(z) — 1.4%		725,151

Net Assets — 100.0%		$51,139,381

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
622	5 Year U.S. Treasury Notes	Dec. 2025	$67,919,483	$86,401
32	10 Year U.S. Treasury Notes	Dec. 2025	3,600,000	10,324
				96,725
Short Positions:
66	2 Year U.S. Treasury Notes	Dec. 2025	13,754,297	(3,694)
172	3 Year U.S. Treasury Notes	Dec. 2025	36,593,000	(31,872)
44	10 Year U.S. Ultra Treasury Notes	Dec. 2025	5,063,438	(61,199)
64	20 Year U.S. Treasury Bonds	Dec. 2025	7,462,000	(171,467)
30	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	3,601,875	(106,091)
				(374,323)
				$(277,598)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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